Balance Sheet Components - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation, Depletion and Amortization	$ 1,100,000	$ 722,000